Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER SMALL CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFISX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Small Cap Fund	$113	1.15%

*Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The market environment entering the fiscal year was supportive of equities as inflation and labor-market pressures eased. This was followed by election driven optimism, as business confidence surged, aided by anticipated lighter regulation, low taxes, onshoring, and monetary easing. In early 2025, U.S. equities fell sharply, with small caps hit hardest after unexpectedly high tariff announcements. Investors viewed tariffs as a meaningful headwind, with risks of recession if trade partners retaliated. Markets then reversed sharply and rallied due to positive tariff news in April 2025, followed by the signing of the One Big Beautiful Bill in July.

For the fiscal year the Fund returned -3.73% compared with the Russell 2000 Growth index return of 3.15%. Underperformance was due to weaker performance by several holdings, along with leadership by low quality companies in the index. On a sector basis, the industrials and consumer discretionary sectors were the weakest contributors to performance, while technology and healthcare were strongest. While individual stock selection was largely the driver of performance, outperformance by the highest beta stocks in the second quarter of 2025, and continuing into July, was also a contributing factor. Most stocks in this category don’t meet our quality investment criteria, and their performance was a meaningful headwind late in the fiscal year.

The path of monetary policy depends largely on how ongoing tariff developments influence growth and inflation. While headline inflation may reaccelerate, the drag on growth from declining real wages could prompt the Fed to consider rate cuts aimed at preserving price stability—rather than pursuing traditional hikes to cool demand. “Mini-deals” would lift some of the fog over input prices but still leave average tariff rates elevated. In this case, the Fed could deliver the two cuts it recently signaled to the market. If there were to be a comprehensive détente, the Fed could potentially move faster, steepening the curve and providing a modest boost to rate-sensitive sectors.

A significant provision in the recent U.S. tax legislation that has received less attention is the full expensing of capital investments in machinery, equipment and structures allowing immediate deduction of 100% of qualifying capital expenditures. This provides a powerful incentive to accelerate investment in production capacity which could meaningfully pull forward demand for industrial equipment, automation systems, and factory infrastructure, particularly among mid-sized manufacturers with solid balance sheets and pent-up growth plans. We believe portfolio holdings across multiple sectors should benefit from this provision once enacted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	-3.73%	4.38%	7.21%	$ 501,357
Russell 2000® Growth Index	3.15%	7.06%	7.28%	$ 504,598

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 30,029,200
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 184,685
Investment Company, Portfolio Turnover	49.34%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$30,029,200	53	49.34%	$184,685

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)

1.	Pegasystems, Inc.	4.82%
2.	Texas Roadhouse, Inc.	4.30%
3.	Federal Signal Corp.	4.00%
4.	AAON, Inc.	2.97%
5.	ADMA Biologics, Inc.	2.90%
6.	Excelerate Energy, Inc. Class A	2.74%
7.	Paylocity Holding Corp.	2.71%
8.	Casella Waste Systems, Inc. Class A	2.68%
9.	Stevanato Group S.p.A. (Italy)	2.66%
10.	AppFolio, Inc. Class A	2.58%
	Total % of Net Assets	32.36%

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents/
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER MICRO CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFIMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Email	https://spendlifewiselyfunds.com/documents
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Micro Cap Fund	$123	1.28%

*Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The market environment entering the fiscal year was supportive of equities as inflation and labor-market pressures eased. This was followed by election driven optimism, as business confidence surged, aided by anticipated lighter regulation, low taxes, onshoring, and monetary easing. In early 2025, U.S. equities fell sharply, with small caps hit hardest after unexpectedly high tariff announcements. Investors viewed tariffs as a meaningful headwind, with risks of recession if trade partners retaliated. Markets then reversed sharply and rallied due to positive tariff news in April 2025, followed by the signing of the One Big Beautiful Bill in July.

For the fiscal year the Fund returned -7.48% compared with the Russell Microcap Growth index return of 12.48%. Underperformance was due to weaker performance by several holdings, along with leadership by low quality companies in the index. On a sector basis, the technology and industrials sectors were the weakest contributors to performance, while healthcare and utilities were strongest. While individual stock selection was largely the driver of performance, outperformance by the highest beta stocks in the second quarter of 2025, and continuing into July, was also a contributing factor. Most stocks in this category don’t meet our quality investment criteria, and their performance was a meaningful headwind late in the fiscal year.

The path of monetary policy depends largely on how ongoing tariff developments influence growth and inflation. While headline inflation may reaccelerate, the drag on growth from declining real wages could prompt the Fed to consider rate cuts aimed at preserving price stability—rather than pursuing traditional hikes to cool demand. “Mini deals” would lift some of the fog over input prices but still leave average tariff rates elevated. In this case, the Fed could deliver the two cuts it recently signaled to the market. If there were to be a comprehensive détente, the Fed could potentially move faster, steepening the curve and providing a modest boost to rate sensitive sectors.

A significant provision in the recent U.S. tax legislation that has received less attention is the full expensing of capital investments in machinery, equipment and structures allowing immediate deduction of 100% of qualifying capital expenditures. This provides a powerful incentive to accelerate investment in production capacity which could meaningfully pull forward demand for industrial equipment, automation systems, and factory infrastructure, particularly among mid-sized manufacturers with solid balance sheets and pent-up growth plans. We believe portfolio holdings across multiple sectors should benefit from this provision once enacted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	-7.48%	10.23%	8.50%	$447,936
Russell Microcap® Growth Index	12.48%	5.16%	3.37%	$316,875

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 10,022,450
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 29,291
Investment Company, Portfolio Turnover	49.18%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$10,022,450	37	49.18%	$29,291

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets) *

1.	Kura Sushi USA, Inc. Class A	4.72%
2.	LeMaitre Vascular, Inc.	4.40%
3.	iRadimed Corp.	4.38%
4.	Ligand Pharmaceuticals, Inc. Class B	4.05%
5.	Metropolitan Bank Holding Corp.	3.71%
6.	i3 Verticals, Inc. Class A	3.47%
7.	PDF Solutions, Inc.	3.33%
8.	Phibro Animal Health Corp.	3.32%
9.	ADMA Biologics, Inc.	3.29%
10.	Aris Water Solutions, Inc. Class A	3.14%
	Total % of Net Assets	37.81%

* Excludes Short-Term Investments.

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Micro Cap Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the fund or your financial intermediary.

Updated Prospectus Phone Number	1-866-458-4744.
Updated Prospectus Email Address	https://spendlifewiselyfunds.com/documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT DURATION INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	WISSX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Wisdom Short Duration Income Fund – WISSX (the “Fund”) for the period December 19, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Email	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Duration Income Fund	$41	0.40%

*Annualized

Expenses would have been higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

During the period, front-end U.S. rates were broadly supportive: the 2- to 5-year area delivered attractive carry and roll-down as policy stayed restrictive while growth and labor data cooled without signaling recession. Investment-grade credit remained resilient overall, with brief spring volatility fading as fundamentals and technicals improved. This backdrop favored high-quality income over outright beta.

The Fund maintained a modestly longer duration than peers within the realm of ultra short-duration mandate, seeking to capture front-end carry and roll. We emphasized global systemically important banks and leading Canadian banks, electric utilities and independent power producers, and energy midstream/refiners, complemented by seasoned securitized exposures (CMO/CLO/RMBS) for diversified carry. Treasury futures in the 2–5 year tenors were used tactically to fine-tune rate risk.

Outperformance stemmed chiefly from: (i) the duration tilt, which benefited from curve carry/roll; (ii) strength in large, high-quality banks where carry and modest spread improvement aided results (e.g., Goldman Sachs 5.207% ’31, Royal Bank of Canada 4.965% ’29); (iii) electric power issuers with improving cash flow and defensive balance sheets (i.e., DTE 5.20% ’30, Palomino/Vistra 7.233% ’28); (iv) energy midstream/refiners supported by durable free cash flow and deleveraging (i.e., HF Sinclair 5.75% ’31, Energy Transfer 5.625% ’27); and (v) securitized carry, where senior/seasoned CMO/CLO tranches delivered steady income with limited beta.

Selective strength also came from global autos/chemicals—including Volkswagen 5.35% ’30, Toyota 5.25% ’30, and LG Chem 5.375% ’30/’28—and from insurance (e.g., Athene 5.38% ’30, RGA 5.25% ’30).

What detracted. Two modest headwinds were a hedging drag from Treasury futures when yields drifted lower and idiosyncratic underperformance in a handful of lines—such as a legacy Citigroup 2026 issue and select older utility bonds—each sized to limit portfolio impact.

Technique. We focused on liquid, high-quality carry, diversified sector sleeves, and active curve management, seeking to compound income while protecting against adverse rate and spread shocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception *	Ending Value
Wisdom Short Duration Income Fund	3.67%	$ 103,672
FTSE 3-Month Treasury Bill Index	2.74%	$ 102,743

Cumulative Performance Comparison of $100,000 Investment

*Since Inception date 12/19/2024

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 364,358,231
Holdings Count | Holdings	195
Advisory Fees Paid, Amount	$ 215,537
Investment Company, Portfolio Turnover	69.84%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$364,358,231	195	69.84%	$215,537

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)

1.	Janus Henderson AAA CLO ETF	3.90%
2.	Eagle Funding Luxco Sarl Series 144A, 5.50%, 8/17/30	2.76%
3.	Simplify Treasury Option Income ETF	2.66%
4.	PSEG Power LLC. Series 144A, 5.20%, due 5/15/30	2.24%
5.	Wells Fargo & Co., 5.079160%, (Quarterly TSFR3M USD + 0.76161%), due 1/15/27	1.63%
6.	Anglo American Capital PLC, 5.625%, due 04/01/2030	1.57%
7.	HF Sinclair Corp., 5.75%, due 1/15/31	1.55%
8.	Royal Bank of Canada Series GMTN, 5.153%, (Daily SOFR USD + 1.03%) due 2/04/31 (Canada)	1.54%
9.	Volkswagen Group America Series 144A, 5.35%, due 3/27/30 (Germany)	1.53%
10.	Sixth Street Lending Partners, 6.50%, due 3/11/29	1.49%
	Total % of Net Assets	20.87%

*Excludes Short-Term Investment and Short Futures Contracts.

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Duration Income Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-866-458-4744.
Updated Prospectus Email Address	https://spendlifewiselyfunds.com/documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT TERM GOVERNMENT FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	WISTX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Wisdom Short Term Government Fund – WISTX (the “Fund”) for the period December 19, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Email	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Term Government Fund	$22	0.22%

*Annualized

Expenses would have been higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The front end of the U.S. rates market was defined by high but easing policy restraint, choppy inflation prints, and heavy Treasury bill supply. Against that backdrop, the 2–12-month sector offered compelling carry and roll-down, while occasional data-driven repricings created attractive entry points. Market plumbing also mattered: elevated bill issuance, shifting Treasury General Account needs, and evolving reserve/RRP dynamics kept money-market yields firm and term premia slightly sticky even as the path toward eventual easing became more credible.

Alongside active enhanced cash management, fund invests primarily in U.S. Treasuries and agencies. Throughout the period we maintained a slightly longer weighted-average maturity than peers—typically extending the ladder by one to two months—to harvest incremental roll without sacrificing daily liquidity. We emphasized on-the-run and next-to-maturity Treasury bills (i.e., Jan–Sep ’25 series) complemented by selected short coupon Treasuries (i.e., T 0.25% 8/31/25, T 2.00% 2/15/25) and high-quality agency exposures, including FHLB discount notes (4/16/25) and seasoned Freddie/Fannie K-/FNA floaters and sequential tranches for stable government-backed cash flows.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception *	Ending Value
Wisdom Short Term Government Fund	2.57%	$ 256,432
FTSE 1-Month Treasury Bill Index	2.70%	$ 256,744

Cumulative Performance Comparison of $250,000 Investment

*Since Inception date 12/19/2024

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 52,020,888
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ (61,840)
Investment Company, Portfolio Turnover	15.81%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND, NET:
$52,020,888	19	15.81%	$(61,840)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)

1.	Fannie Mae Discount Note, 0.00%, 8/01/25	20.57%
2.	Treasury Bill, 0.50%, due 8/05/25	19.21%
3.	Treasury Bill, 0.70%, due 9/02/25	13.41%
4.	Treasury Bill, 0.70%, due 10/02/25	9.54%
5.	Treasury Bill, 0.40%, due 8/07/25	4.80%
6.	Treasury Bill, 1.40%, due 8/26/25	4.41%
7.	US Treasury Note/Bill, 0.25%, due 8/31/25	4.41%
8.	Treasury Bill, 1.40%, due 9/23/25	4.39%
9.	Fanniemae-Aces Series 2016-M1 Class FA, 5.04%, due 8/25/28	3.04%
10.	FHLMC Multifamily Structured Pass Through Certs. Series KF60 Class A, 4.92%, due 2/25/26	2.11%
	Total % of Net Assets	85.89%

*Excludes Short-Term Investment.

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Term Government Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Email Address	https://spendlifewiselyfunds.com/documents/